Stock-Based Compensation - Total Stock-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Employee Service share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 48.8	$ 42.9	$ 33.0
Cost of revenue, net
Employee Service share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	10.0	7.8	5.8
Research and development
Employee Service share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	8.0	6.2	5.9
Sales, general and administrative
Employee Service share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 30.8	$ 28.9	$ 21.3